Operating Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
OPERATING COSTS AND EXPENSES	R$ (18,092,563)	R$ (17,254,583)	R$ (16,415,740)
PROFIT (LOSS) BEFORE FINANCIAL
Financial income	1,069,116	956,413	901,605
Income tax and social contribution	(354,057)	281,099	(1,178,524)
NET INCOME	2,327,168	1,149,321	5,048,602
PIS and Cofins credits		(1,011,370)
Hydrological risk renegotiation (GSF)			(1,570,543)
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	(2,940,384)	(3,459,469)	(3,954,054)
Net operating revenue - third-parties
Net operating revenue - between segments	(2,940,384)	(3,459,469)	(3,954,054)
OPERATING COSTS AND EXPENSES	2,940,384	3,459,469	4,055,448
Energy purchased for resale	2,492,703	3,059,851	3,504,199
Charges for use of the main transmission grid	442,919	392,098	386,372
Personnel and management
Pension and healthcare plans
Materials and supplies			2
Raw materials and supplies for generation	1,301	2,870	23,867
Natural gas and supplies for gas business
Third party services	3,337	6,627	21,597
Depreciation and amortization			72,726
Provision (reversal) for litigations
Impairment of assets
Other estimated losses, provisions and reversals			28,662
Construction cost
Other operating costs and expenses, net	124	(1,977)	18,023
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX			101,394
Financial income	(23,343)	(6,777)	(20,844)
Financial expenses	23,343	6,777	20,844
OPERATING PROFIT (LOSS)			101,394
Income tax and social contribution			(24,726)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS			76,668
Result of discontinued operations
NET INCOME			76,668
Provision for allocation of PIS and Cofins credits
PIS and Cofins credits
Hydrological risk renegotiation (GSF)
Electricity Get GER [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	4,179,457	4,099,740	6,185,468
Net operating revenue - third-parties	1,764,212	1,369,563	3,823,917
Net operating revenue - between segments	2,415,245	2,730,177	2,361,551
OPERATING COSTS AND EXPENSES	(2,372,792)	(2,766,048)	(3,312,461)
Energy purchased for resale	(214,198)	(386,210)	(1,279,857)
Charges for use of the main transmission grid	(658,229)	(599,422)	(524,562)
Personnel and management	(368,744)	(207,684)	(281,498)
Pension and healthcare plans	(49,626)	(48,973)	(44,166)
Materials and supplies	(20,937)	(13,227)	(9,863)
Raw materials and supplies for generation	(19,113)	(123,279)	(1,878,815)
Natural gas and supplies for gas business
Third party services	(242,712)	(207,239)	(203,823)
Depreciation and amortization	(843,480)	(783,828)	(616,267)
Provision (reversal) for litigations	(8,204)	(17,503)	(25,238)
Impairment of assets	285,825	(82,758)	150,697
Other estimated losses, provisions and reversals	(7,109)	(992)	(1,041)
Construction cost
Other operating costs and expenses, net	(226,265)	(294,933)	(168,571)
EQUITY IN EARNINGS OF INVESTEES	16,651	20,370	16,596
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,823,316	1,354,062	2,889,603
Financial income	333,990	210,356	128,461
Financial expenses	(791,547)	(669,382)	(506,541)
OPERATING PROFIT (LOSS)	1,365,759	895,036	2,511,523
Income tax and social contribution	(228,373)	(241,816)	(675,107)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	1,137,386	653,220	1,836,416
Result of discontinued operations
NET INCOME	1,137,386	653,220	1,836,416
Provision for allocation of PIS and Cofins credits
PIS and Cofins credits
Hydrological risk renegotiation (GSF)			1,570,543
Electricity Get TRA [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	1,096,351	1,140,734	1,541,080
Net operating revenue - third-parties	687,829	781,448	1,181,374
Net operating revenue - between segments	408,522	359,286	359,706
OPERATING COSTS AND EXPENSES	(474,506)	(303,450)	(457,137)
Energy purchased for resale	(14,741)
Charges for use of the main transmission grid
Personnel and management	(247,393)	(123,528)	(167,041)
Pension and healthcare plans	(33,003)	(30,948)	(27,954)
Materials and supplies	(5,583)	(5,297)	(4,161)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(50,019)	(37,041)	(30,699)
Depreciation and amortization	(16,207)	(13,692)	(11,431)
Provision (reversal) for litigations	(12,777)	(951)	(9,151)
Impairment of assets			(155)
Other estimated losses, provisions and reversals	(2,334)	3,065	(3,498)
Construction cost	(85,181)	(89,166)	(187,733)
Other operating costs and expenses, net	(7,268)	(5,892)	(15,314)
EQUITY IN EARNINGS OF INVESTEES	283,939	450,235	339,774
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	905,784	1,287,519	1,423,717
Financial income	66,922	58,514	19,542
Financial expenses	(344,524)	(272,287)	(160,961)
OPERATING PROFIT (LOSS)	628,182	1,073,746	1,282,298
Income tax and social contribution	1,779	(56,354)	(262,395)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	629,961	1,017,392	1,019,903
Result of discontinued operations
NET INCOME	629,961	1,017,392	1,019,903
Provision for allocation of PIS and Cofins credits
PIS and Cofins credits
Hydrological risk renegotiation (GSF)
Electricity Energy DIS [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	15,085,707	13,903,300	14,836,392
Net operating revenue - third-parties	15,048,581	13,866,122	14,785,432
Net operating revenue - between segments	37,126	37,178	50,960
OPERATING COSTS AND EXPENSES	(13,983,117)	(13,418,798)	(13,669,382)
Energy purchased for resale	(6,074,752)	(5,980,124)	(7,277,499)
Charges for use of the main transmission grid	(2,715,273)	(2,313,203)	(2,363,451)
Personnel and management	(1,174,906)	(599,121)	(905,338)
Pension and healthcare plans	(167,533)	(169,493)	(155,774)
Materials and supplies	(74,501)	(71,302)	(51,722)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(643,999)	(505,407)	(450,752)
Depreciation and amortization	(521,301)	(454,307)	(406,632)
Provision (reversal) for litigations	(101,960)	(162,414)	(89,662)
Impairment of assets
Other estimated losses, provisions and reversals	(99,123)	(119,481)	(127,334)
Construction cost	(2,234,539)	(2,048,022)	(1,700,889)
Other operating costs and expenses, net	(175,230)	(185,361)	(140,329)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,102,590	484,502	1,167,010
Financial income	479,944	593,726	457,697
Financial expenses	(955,046)	(752,097)	(391,228)
OPERATING PROFIT (LOSS)	627,488	(685,239)	1,233,479
Income tax and social contribution	(58,368)	455,465	(375,597)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	569,120	(229,774)	857,882
Result of discontinued operations
NET INCOME	569,120	(229,774)	857,882
Provision for allocation of PIS and Cofins credits		(810,563)
PIS and Cofins credits		(1,011,370)
Hydrological risk renegotiation (GSF)
Electricity Energy COM [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	4,056,904	4,938,368	4,536,414
Net operating revenue - third-parties	3,978,846	4,608,702	3,395,592
Net operating revenue - between segments	78,058	329,666	1,140,822
OPERATING COSTS AND EXPENSES	(3,948,286)	(4,814,710)	(4,478,439)
Energy purchased for resale	(3,908,484)	(4,790,427)	(4,450,586)
Charges for use of the main transmission grid
Personnel and management	(21,133)	(12,712)	(18,568)
Pension and healthcare plans	(1,877)	(1,787)	(1,547)
Materials and supplies	(77)	(53)	(17)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(3,389)	(2,665)	(2,925)
Depreciation and amortization	(2,003)	(353)	(234)
Provision (reversal) for litigations	(233)	31	(295)
Impairment of assets
Other estimated losses, provisions and reversals	(3,694)	(1,755)	(511)
Construction cost
Other operating costs and expenses, net	(7,396)	(4,989)	(3,756)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	108,618	123,658	57,975
Financial income	38,577	32,667	14,151
Financial expenses	(717)	(291)	(211)
OPERATING PROFIT (LOSS)	146,478	156,034	71,915
Income tax and social contribution	(40,928)	(47,659)	(18,190)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	105,550	108,375	53,725
Result of discontinued operations
NET INCOME	105,550	108,375	53,725
Provision for allocation of PIS and Cofins credits
PIS and Cofins credits
Hydrological risk renegotiation (GSF)
GAS [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	978,581	1,297,034	783,277
Net operating revenue - third-parties	17,014	1,293,872	757,494
Net operating revenue - between segments	961,567	3,162	25,783
OPERATING COSTS AND EXPENSES	(814,455)	(1,076,181)	(654,643)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(43,201)	(42,166)	(39,121)
Pension and healthcare plans	(6,222)	(5,366)	(5,154)
Materials and supplies	(1,574)	(1,644)	(3,590)
Raw materials and supplies for generation
Natural gas and supplies for gas business	(678,885)	(939,516)	(506,065)
Third party services	(13,861)	(13,316)	(13,850)
Depreciation and amortization	(41,148)	(44,190)	(41,178)
Provision (reversal) for litigations	(263)	(24)	(15,510)
Impairment of assets		(1,629)	(15,688)
Other estimated losses, provisions and reversals	(285)	(1,064)	2,611
Construction cost	(17,010)	(12,024)	(11,222)
Other operating costs and expenses, net	(12,006)	(15,242)	(5,876)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	164,126	220,853	128,634
Financial income	36,559	56,730	19,422
Financial expenses	(48,316)	(28,290)	(9,605)
OPERATING PROFIT (LOSS)	152,369	249,293	138,451
Income tax and social contribution	(40,750)	(70,092)	(38,860)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	111,619	179,201	99,591
Result of discontinued operations
NET INCOME	111,619	179,201	99,591
Provision for allocation of PIS and Cofins credits
PIS and Cofins credits
Hydrological risk renegotiation (GSF)
Holding And Services [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES		8,014	40,478
Net operating revenue - third-parties		8,014	40,478
Net operating revenue - between segments
OPERATING COSTS AND EXPENSES	(218,272)	(570,344)	(246,871)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(72,537)	(41,651)	(99,926)
Pension and healthcare plans	(8,853)	(9,614)	(7,889)
Materials and supplies	(1,609)	(924)	(471)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(68,186)	(41,702)	(26,147)
Depreciation and amortization	(4,700)	(4,612)	(3,515)
Provision (reversal) for litigations	(44,815)	(445,741)	(50,215)
Impairment of assets
Other estimated losses, provisions and reversals			(28,662)
Construction cost
Other operating costs and expenses, net	(17,572)	(26,100)	(30,046)
EQUITY IN EARNINGS OF INVESTEES	7,219	7,972	9,944
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	(211,053)	(554,358)	(196,449)
Financial income	182,829	87,621	313,617
Financial expenses	(203,206)	(271,934)	(211,708)
OPERATING PROFIT (LOSS)	(231,430)	(738,671)	(94,540)
Income tax and social contribution	4,962	159,578	93,879
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	(226,468)	(579,093)	(661)
Result of discontinued operations			1,116,379
NET INCOME	(226,468)	(579,093)	1,115,718
Provision for allocation of PIS and Cofins credits
PIS and Cofins credits
Hydrological risk renegotiation (GSF)
Reclassifications Note 39 [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	(977,148)	(1,392,380)	(3,008,071)
Net operating revenue - third-parties	(17,014)	(1,392,380)	(3,008,071)
Net operating revenue - between segments	(960,134)
OPERATING COSTS AND EXPENSES	778,481	1,424,916	2,488,823
Energy purchased for resale	3,282
Charges for use of the main transmission grid	33,873	32,530	27,941
Personnel and management	49,582	48,958	44,889
Pension and healthcare plans	6,955	5,984	5,754
Materials and supplies	1,614	1,906	3,634
Raw materials and supplies for generation	158	111,060	1,854,948
Natural gas and supplies for gas business	678,885	939,516	506,065
Third party services	22,517	46,192	69,983
Depreciation and amortization	46,799	67,885	65,247
Provision (reversal) for litigations	10,584	2,860	15,846
Impairment of assets	(108,132)	109,761	(123,089)
Other estimated losses, provisions and reversals	285	1,064	(2,611)
Construction cost	17,010	12,024	11,222
Other operating costs and expenses, net	15,069	45,176	8,994
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	(198,667)	32,536	(519,248)
Financial income	(46,362)	(76,424)	(30,444)
Financial expenses	45,907	36,577	11,440
OPERATING PROFIT (LOSS)	(199,122)	(7,311)	(538,252)
Income tax and social contribution	7,621	81,977	81,108
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	(191,501)	74,666	(457,144)
Result of discontinued operations	191,501	(74,666)	457,144
NET INCOME
Provision for allocation of PIS and Cofins credits
PIS and Cofins credits
Hydrological risk renegotiation (GSF)
Total [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	21,479,468	20,535,341	20,976,216
Net operating revenue - third-parties	21,479,468	20,535,341	20,976,216
Net operating revenue - between segments
OPERATING COSTS AND EXPENSES	(18,092,563)	(18,065,146)	(16,415,740)
Energy purchased for resale	(7,716,190)	(8,096,910)	(9,503,743)
Charges for use of the main transmission grid	(2,896,710)	(2,487,997)	(2,473,700)
Personnel and management	(1,878,332)	(977,904)	(1,505,968)
Pension and healthcare plans	(260,159)	(260,197)	(243,019)
Materials and supplies	(102,667)	(90,541)	(66,188)
Raw materials and supplies for generation	(17,654)	(9,349)
Natural gas and supplies for gas business
Third party services	(996,312)	(754,551)	(636,616)
Depreciation and amortization	(1,382,040)	(1,233,097)	(1,017,292)
Provision (reversal) for litigations	(157,668)	(623,742)	(174,225)
Impairment of assets	177,693	25,374	11,765
Other estimated losses, provisions and reversals	(112,260)	(119,163)	(132,384)
Construction cost	(2,319,720)	(2,137,188)	(1,888,622)
Other operating costs and expenses, net	(430,544)	(489,318)	(356,291)
EQUITY IN EARNINGS OF INVESTEES	307,809	478,577	366,314
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	3,694,714	2,948,772	4,926,790
Financial income	1,069,116	956,413	901,605
Financial expenses	(2,274,106)	(1,950,927)	(1,247,970)
OPERATING PROFIT (LOSS)	2,489,724	942,888	4,580,425
Income tax and social contribution	(354,057)	281,099	(1,178,524)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	2,135,667	1,223,987	3,401,901
Result of discontinued operations	191,501	(74,666)	1,646,701
NET INCOME	R$ 2,327,168	1,149,321	5,048,602
Provision for allocation of PIS and Cofins credits		(810,563)
PIS and Cofins credits		R$ (1,011,370)
Hydrological risk renegotiation (GSF)			1,570,543
Tel [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES			243,611
Net operating revenue - third-parties			228,379
Net operating revenue - between segments			15,232
OPERATING COSTS AND EXPENSES			(222,883)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management			(39,365)
Pension and healthcare plans			(6,289)
Materials and supplies			(965)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services			(38,690)
Depreciation and amortization			(77,901)
Provision (reversal) for litigations			4,845
Impairment of assets			5,156
Other estimated losses, provisions and reversals			(8,612)
Construction cost
Other operating costs and expenses, net			(61,062)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX			20,728
Financial income			19,183
Financial expenses			(44,928)
OPERATING PROFIT (LOSS)			(5,017)
Income tax and social contribution			(6,284)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS			(11,301)
Result of discontinued operations
NET INCOME			(11,301)
Hydrological risk renegotiation (GSF)
Reclassifications A [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES			(228,379)
Net operating revenue - third-parties			(228,379)
Net operating revenue - between segments
OPERATING COSTS AND EXPENSES			81,805
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management
Pension and healthcare plans
Materials and supplies			965
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services			38,690
Depreciation and amortization			1,893
Provision (reversal) for litigations			(4,845)
Impairment of assets			(5,156)
Other estimated losses, provisions and reversals			8,612
Construction cost
Other operating costs and expenses, net			41,646
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX			(146,574)
Financial income			(19,180)
Financial expenses			44,928
OPERATING PROFIT (LOSS)			(120,826)
Income tax and social contribution			47,648
NET INCOME(LOSS) FROM CONTINUING OPERATIONS			(73,178)
Result of discontinued operations			73,178
NET INCOME
Hydrological risk renegotiation (GSF)